Schedule of intangible assets (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Intangible assets	$ 196,593	$ 58,386
Software and licences intangible asset [member]
IfrsStatementLineItems [Line Items]
Intangible assets	1,012,604	89,092
Software and licences intangible asset [member] | Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Intangible assets	$ (816,011)	$ (30,706)